Trade and other receivables - Summary of Trade and other receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Trade receivables	$ 117	$ 124
Less: Loss allowance	(22)	(40)
Trade receivables, net	95	84
Loans and advances	118	40
Less: Loss allowance	(11)	(9)
Loans and advances, net	107	31
Payment cycle receivables	71	69
Less: Loss allowance	(18)	(12)
Payment cycle receivables, net	53	57
Trade and other current receivables	$ 255	$ 172